CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY	Total CNY	U.S. Dollars USD ($)	Shares [Member]	Shares [Member] U.S. Dollars	Amount [Member] CNY	Amount [Member] U.S. Dollars USD ($)	Additional Paid-in Capital [Member] CNY	Additional Paid-in Capital [Member] U.S. Dollars USD ($)	Treasury Stock [Member] CNY	Treasury Stock [Member] U.S. Dollars USD ($)	Statutory Reserves [Member] CNY	Statutory Reserves [Member] U.S. Dollars USD ($)	Accumulated Deficits [member] CNY	Accumulated Deficits [member] U.S. Dollars USD ($)	Noncontrolling Interest [Member] CNY	Noncontrolling Interest [Member] U.S. Dollars USD ($)
Balance at Dec. 31, 2009	114,364,952				2,042,384		179,821,900				3,084,020		(68,687,892)		(1,895,460)
Balance (in shares) at Dec. 31, 2009			3,368,424
Issuance of ordinary shares in Royalstone acquisition	6,426,470				31,202		6,395,268
Issuance of ordinary shares in Royalstone acquisition,Shares			60,405
Issuance of ordinary shares in Proadvancer acquisition	15,000,000				87,600		14,912,400
Issuance of ordinary shares in Proadvancer acquisition,Shares			169,584
Issuance of ordinary shares to certain managements	12,158,096						12,158,096
Issuance of ordinary shares to certain managements,Shares
Issuance of ordinary shares to warrants holders	1,443,888						1,443,888
Issuance of ordinary shares to warrants holders,Shares
Exercise of options by employees	36,069				580		35,489
Exercise of options by employees,Shares			1,123
Compensation expenses for options granted to employees	3,930,160						3,930,160
Compensation expenses for options granted to employees, Shares
Compensation expenses for restricted shares awarded to directors and senior managements	1,596,715						1,596,715
Compensation expenses for restricted shares awarded to directors and senior managements, Shares
Disposal of Biaoshang	295,038														295,038
Disposal of Biaoshang, Shares
Net loss	(18,929,567)												(17,323,421)		(1,606,146)
Net loss, Shares
Balance at Dec. 31, 2010	136,321,821				2,161,766		220,293,916				3,084,020		(86,011,313)		(3,206,568)
Balance (in shares) at Dec. 31, 2010			3,599,536
Issuance of ordinary shares in Royalstone acquisition
Issuance of ordinary shares in Proadvancer acquisition
Issuance of ordinary shares to certain managements					171,042		(171,042)
Issuance of ordinary shares to certain managements,Shares			337,685
Issuance of ordinary shares to warrants holders					20,260		(20,260)
Issuance of ordinary shares to warrants holders,Shares			40,000
Compensation expenses for options granted to employees	3,937,919						3,937,919
Compensation expenses for options granted to employees, Shares
Compensation expenses for restricted shares awarded to directors and senior managements	1,370,689						1,370,689
Compensation expenses for restricted shares awarded to directors and senior managements, Shares
Disposal of Wangku	3,717,991														3,717,991
Disposal of Wangku, Shares
Appropriation to statutory reserves of eFuture Beijing											221,507		(221,507)
Appropriation to statutory reserves of eFuture Beijing, Shares
Net loss	(19,342,292)												(18,830,869)		(511,423)
Net loss, Shares
Balance at Dec. 31, 2011	126,006,128	20,225,377			2,353,068	377,693	225,411,222	36,180,996			3,305,527	530,574	(105,063,689)	(16,863,886)
Balance (in shares) at Dec. 31, 2011			3,977,221	3,977,221
Issuance of ordinary shares in Royalstone acquisition
Issuance of ordinary shares in Proadvancer acquisition
Compensation expenses for options granted to employees	2,751,455	441,639					2,751,455	441,639
Compensation expenses for options granted to employees, Shares
Compensation expenses for restricted shares awarded to directors and senior managements	3,032,936	486,820					3,032,936	486,820
Compensation expenses for restricted shares awarded to directors and senior managements, Shares
Appropriation to statutory reserves of eFuture Beijing											2,608,857	418,750	(2,608,857)	(418,750)
Appropriation to statutory reserves of eFuture Beijing, Shares
Ordinary shares repurchase	(1,602,451)	(257,211)							(1,602,451)	(257,211)
Ordinary shares repurchase, Shares
Net loss	(4,509,616)	(723,843)											(4,509,616)	(723,843)
Net loss, Shares
Balance at Dec. 31, 2012	125,678,452	$ 20,172,782			2,353,068	$ 377,693	231,195,613	$ 37,109,455	(1,602,451)	$ (257,211)	5,914,384	$ 949,324	(112,182,162)	$ (18,006,479)
Balance (in shares) at Dec. 31, 2012			3,977,221	3,977,221